UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Institutional Treasury Securities Cash Advantage Fund

                                    Dreyfus Institutional Treasury and Agency Cash Advantage Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Institutional Treasury Securities Cash Advantage Fund

SEMIANNUAL REPORT October 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury Securities Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Treasury Securities Cash Advantage Fund covers the six-month period ended October 31, 2018. During the reporting period, the fund produced the following annualized yields and effective yields:1

	Annualized Yield (%)	Annualized Effective Yield (%)
Institutional Shares	1.77	1.78
Hamilton Shares	1.73	1.74
Premier Shares	1.48	1.49

Yields of money market instruments climbed during the reporting period in response to sustained economic growth, more stimulative fiscal policies, and two increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

Federal Reserve Continues Interest-Rate Hikes, Economy Remains Robust

The reporting period began in the midst of positive investor sentiment as investors and monetary policymakers looked forward to stronger economic growth stemming in part from recently enacted tax reform and from business-friendly policies of the Trump administration. In May 2018, the expanding U.S. economy led to the creation of 268,000 new jobs and the unemployment rate slid to 3.8%. Manufacturing activity slipped in June, with industrial production edging downward. The Institute for Supply Management’s purchasing managers index also declined slightly.

Gross domestic product for first quarter 2018 was also revised downward in June to 2.0% from 2.2%, though business investment remained strong. The unemployment rate ticked up to 4.0% and 208,000 new jobs were added. The Fed raised short-term interest rates on June 13 for the second time in 2018, sending the federal funds rate to between 1.75% and 2.00%. The Fed’s preferred measure of inflation, the core Personal Consumption Expenditures (PCE) price index, which excludes food and energy prices, remained at 2.0%, matching the Fed’s target.

The economy generated 165,000 new jobs in July and the unemployment rate declined to 3.9%. Activity in the manufacturing sector rebounded and retail sales beat expectations. In August, 286,000 jobs were added and the unemployment rate remained steady at 3.9%. Housing starts were disappointing, possibly due to capacity constraints, while the core PCE remained unchanged at 2.0%.

In September, the labor market produced 119,000 new jobs and the unemployment rate fell to 3.7%. The U.S. economy expanded at a 3.5% annualized rate in the third quarter of 2018,

2

according to the final estimate, down from an initial estimate of 4.1%. Consumer spending remained strong while business investment declined modestly. The Fed continued on its path of monetary tightening, raising the federal funds target rate for a third time in 2018, bringing it to between 2.00% and 2.25%. The core PCE price index remained unchanged at 2.0%.

The unemployment rate stayed at 3.7% in October and an estimated 237,000 jobs were created. Industrial production improved only slightly, as utility-related output was hindered by Hurricane Michael. Housing starts improved but single-family units declined for the second straight month.

Additional Rate Hikes Expected

The Fed has continued to moderate its accommodative monetary policy by unwinding its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019. During the reporting period, core inflation reached the Fed’s target rate of 2.0%.

In this rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Yields fluctuate. Past performance is no guarantee of future results.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Patricia A. Larkin

Chief Investment Officer of BNY Mellon Cash Investment Strategies

November 15, 2018

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UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury Securities Cash Advantage Fund from May 1, 2018 to October 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2018
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000†	$.81	$1.01	$2.28
Ending value (after expenses)	$1,008.90	$1,008.70	$1,007.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2018
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000	$.82	$1.02	$2.29
Ending value (after expenses)	$1,024.40	$1,024.20	$1,022.94

† Expenses are equal to the fund’s annualized expense ratio of .16% for Institutional shares, .20% for Hamilton shares and .45% for Premier shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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STATEMENT OF INVESTMENTS
October 31, 2018 (Unaudited)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Bills - 103.2%
11/1/18	2.03	75,000,000	[a]	75,000,000
11/8/18	2.10	23,000,000	[a]	22,990,639
11/15/18	2.10	11,000,000	[a]	10,991,026
11/23/18	2.05	45,000,000	[a]	44,943,930
12/6/18	2.10	60,000,000	[a]	59,878,083
12/11/18	2.19	77,000,000	[a]	76,813,611
12/18/18	2.18	29,000,000	[a]	28,917,548
12/20/18	2.11	100,000,000	[a]	99,714,507
1/3/19	2.19	61,000,000	[a]	60,767,285
1/10/19	2.21	80,000,000	[a]	79,657,778
1/31/19	2.32	75,000,000	[a]	74,562,821
Total U.S. Treasury Bills (cost $634,237,228)				634,237,228

U.S. Treasury Floating Rate Notes - 9.0%
11/1/18, 3 Month U.S. T-BILL FLAT	2.33	20,000,000	[b]	19,995,981
11/1/18, 3 Month U.S. T-BILL + .03%	2.34	15,000,000	[b]	15,001,205
11/1/18, 3 Month U.S. T-BILL + .05%	2.35	10,000,000	[b]	10,000,790
11/1/18, 3 Month U.S. T-BILL + .04%	2.36	10,000,000	[b]	9,999,654
Total U.S. Treasury Floating Rate Notes (cost $54,997,630)				54,997,630
Total Investments (cost $689,234,858)		112.2%		689,234,858
Liabilities, Less Cash and Receivables		(12.2%)		(74,807,704)
Net Assets		100.0%		614,427,154

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	103.2
U.S. Treasury Floating Rate Notes	9.0
112.2

† Based on net assets.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	689,234,858	689,234,858
Interest receivable		3,573
		689,238,431
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		124,245
Cash overdraft due to Custodian		124,210
Payable for investment securities purchased		74,562,821
Payable for shares of Beneficial Interest redeemed		1
		74,811,277
Net Assets ($)		614,427,154
Composition of Net Assets ($):
Paid-in capital		614,595,488
Total distributable earnings (loss)		(168,334)
Net Assets ($)		614,427,154

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	406,991,094	2,579,546	204,856,514
Shares Outstanding	407,111,566	2,579,591	204,904,331
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

6

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	6,261,349
Expenses:
Management fee—Note 2(a)	520,020
Service Plan fees—Note 2(b)	323,048
Trustees’ fees—Note 2(a,c)	21,912
Total Expenses	864,980
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(21,912)
Net Expenses	843,068
Investment Income—Net	5,418,281
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(13,116)
Net Increase in Net Assets Resulting from Operations	5,405,165

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018[a]
Operations ($):
Investment income—net	5,418,281	9,610,687
Net realized gain (loss) on investments	(13,116)	(155,218)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,405,165	9,455,469
Distributions ($):
Distributions to shareholders:
Institutional Shares	(3,763,822)	(4,707,587)
Hamilton Shares	(16,907)	(2,857,888)
Premier Shares	(1,637,552)	(2,067,869)
Total Distributions	(5,418,281)	(9,633,344)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	1,475,015,153	1,158,495,493
Hamilton Shares	11,953,689	4,217,841,864
Premier Shares	536,405,057	973,781,791
Distributions reinvested:
Institutional Shares	430,635	660,830
Hamilton Shares	4	4
Premier Shares	1,339,686	1,698,740
Cost of shares redeemed:
Institutional Shares	(1,533,283,798)	(1,259,815,632)
Hamilton Shares	(11,843,260)	(4,358,347,554)
Premier Shares	(549,855,002)	(1,079,898,081)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(69,837,836)	(345,582,545)
Total Increase (Decrease) in Net Assets	(69,850,952)	(345,760,420)
Net Assets ($):
Beginning of Period	684,278,106	1,030,038,526
End of Period	614,427,154	684,278,106

[a] Distributions to shareholders include only distributions from net investment income. Undistributed investment income-- is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months			Four Months
	Ended	Year Ended		Ended
October 31, 2018		April 30,		April 30,	Year Ended December 31,
Institutional Shares	(Unaudited)	2018	2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.009	.010	.003	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.009)	(.010)	(.003)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.89[c]	.99	.26	.04[c]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17[e]	.16	.16	.16[e]	.16	.16	.16
Ratio of net expenses to average net assets	.16[e]	.16	.16	.16[e]	.04	.03	.05
Ratio of net investment income
to average net assets	1.77[e]	.99	.28	.11[e]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	406,991	464,838	565,621	366,822	351,361	335,941	342,749

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS (continued)

	Six Months			Four Months
	Ended			Ended
October 31, 2018		Year Ended April 30,		April 30,	Year Ended December 31,
Hamilton Shares	(Unaudited)	2018	2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.009	.009	.002	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.009)	(.009)	(.002)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.87[c]	.95	.22	.02[c]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[e]	.20	.20	.20[e]	.20	.20	.20
Ratio of net expenses to average net assets	.20[e]	.20	.20	.20 [e]	.04	.03	.06
Ratio of net investment income
to average net assets	1.77[e]	.83	.30	.08[e]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	2,580	2,469	142,974	143,388	4,395	6,888	6,990

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

10

	Six Months			Four Months
	Ended			Ended
October 31, 2018		Year Ended April 30,		April 30,	Year Ended December 31,
Premier Shares	(Unaudited)	2018	2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.007	.007	.001	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.007)	(.007)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.75[c]	.70	.05	.00[c,d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[e]	.45	.45	.45[e]	.45	.45	.45
Ratio of net expenses to average net assets	.45[e]	.45	.36	.25[e]	.04	.03	.05
Ratio of net investment income
to average net assets	1.47[e]	.67	.05	.01[e]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	204,857	216,971	321,444	468,342	401,092	384,388	422,077

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury Securities Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Hamilton shares and Premier shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

12

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	689,234,858
Level 3 - Significant Unobservable Inputs	-
Total	689,234,858

† See Statement of Investments for additional detailed categorizations.

At October 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income

14

tax expense in the Statement of Operations. During the period ended October 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2018 and tax year ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $155,218 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2018. These short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2018 was as follows: ordinary income $9,610,687 and long-term capital gains $22,657. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .16% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Trustees (including counsel fees). During the period ended October 31, 2018, fees reimbursed by Dreyfus amounted to $21,912.

(b) Under the fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .04% and .29% of the value of such class’ average daily net assets of the Hamilton and Premier shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2018, Hamilton shares and Premier shares were charged $383 and $322,665, respectively, pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $78,623 and Service Plan fees $50,931, which are offset against an expense reimbursement currently in effect in the amount of $5,309.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

16

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 2, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

17

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or within one basis point of the Performance Group for all periods, except the two-year period when it was at the median, and at or above the Performance Universe median for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was less than a basis point above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group median and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus

18

representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially

19

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

20

NOTES

21

For More Information

Dreyfus Institutional Treasury Securities Cash Advantage Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional: DUPXX Hamilton: DHMXX Premier: DMEXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6564SA1018

Dreyfus Institutional Treasury and Agency Cash Advantage Fund

SEMIANNUAL REPORT October 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury and Agency Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Treasury and Agency Cash Advantage Fund covers the six-month period ended October 31, 2018. During the reporting period, the fund produced the following annualized yields and effective yields:1

	Annualized Yield (%)	Annualized Effective Yield (%)
Institutional Shares	1.81	1.82
Hamilton Shares	1.76	1.77
Premier Shares	1.51	1.52

Yields of money market instruments climbed during the reporting period in response to sustained economic growth, more stimulative fiscal policies and two increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

Federal Reserve Continues Interest-Rate Hikes, Economy Remains Robust

The reporting period began in the midst of positive investor sentiment as investors and monetary policymakers looked forward to stronger economic growth stemming in part from recently enacted tax reform and business-friendly policies of the Trump administration. In May 2018, the expanding U.S. economy led to the creation of 268,000 new jobs and the unemployment rate slid to 3.8%. Manufacturing activity slipped in June with industrial production edging downward. The Institute for Supply Management’s purchasing managers index also declined slightly.

Gross domestic product for first quarter 2018 was also revised downward in June to 2.0% from 2.2%, though business investment remained strong. The unemployment rate ticked up to 4.0% and 208,000 new jobs were added. The Fed raised short-term interest rates on June 13 for the second time in 2018, sending the federal funds rate to between 1.75% and 2.00%. The Fed’s preferred measure of inflation, the core Personal Consumption Expenditures (PCE) price index, which excludes food and energy prices, remained at 2.0%, matching the Fed’s target.

The economy generated 165,000 new jobs in July and the unemployment rate declined to 3.9%. Activity in the manufacturing sector rebounded and retail sales beat expectations. In August, 286,000 jobs were added, and the unemployment rate remained steady at 3.9%. Housing starts were disappointing, possibly due to capacity constraints, while the core PCE remained unchanged at 2.0%.

In September, the labor market produced 119,000 new jobs and the unemployment rate fell to 3.7%. The U.S. economy expanded at a 3.5% annualized rate in the third quarter of 2018,

2

according to the final estimate, down from an initial estimate of 4.1%. Consumer spending remained strong while business investment declined modestly. The Fed continued on its path of monetary tightening, raising the federal funds target rate for a third time in 2018, bringing it to between 2.00% and 2.25%. The core PCE price index remained unchanged at 2.0%.

The unemployment rate stayed at 3.7% in October and an estimated 237,000 jobs were created. Industrial production improved only slightly, as utility-related output was hindered by Hurricane Michael. Housing starts improved, but single-family units declined for the second straight month.

Additional Rate Hikes Expected

The Fed has continued to moderate its accommodative monetary policy by unwinding its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019. During the reporting period, core inflation reached the Fed’s target rate of 2.0%.

In this rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Yields fluctuate. Past performance is no guarantee of future results.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Patricia A. Larkin

Chief Investment Officer of BNY Mellon Cash Investment Strategies

November 15, 2018

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury and Agency Cash Advantage Fund from May 1, 2018 to October 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2018
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000†	$.71	$.96	$2.23
Ending value (after expenses)	$1,009.30	$1,009.00	$1,007.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2018
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000	$.71	$.97	$2.24
Ending value (after expenses)	$1,024.50	$1,024.25	$1,022.99

† Expenses are equal to the fund’s annualized expense ratio of .14% for Institutional shares, .19% for Hamilton shares and .44% for Premier shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
October 31, 2018 (Unaudited)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Bills - 24.8%
12/18/18	2.19	50,000,000	[a]	49,857,368
12/27/18	2.18	100,000,000	[a]	99,663,222
1/3/19	2.19	50,000,000	[a]	49,809,688
Total U.S. Treasury Bills (cost $199,330,278)				199,330,278

U.S. Treasury Floating Rate Notes - 16.5%
11/1/18, 3 Month U.S.T-Bill + .03%	2.34	10,000,000	[b]	10,000,803
11/1/18, 3 Month U.S.T-Bill + .04%	2.35	35,000,000	[b]	34,999,723
11/1/18, 3 Month U.S.T-Bill + .05%	2.35	10,000,000	[b]	10,000,790
11/1/18, 3 Month U.S.T-Bill + .07%	2.36	31,000,000	[b]	31,003,050
11/1/18, 3 Month U.S.T-Bill + .06%	2.37	47,000,000	[b]	47,000,841
Total U.S. Treasury Floating Rate Notes (cost $133,005,207)				133,005,207

Repurchase Agreements - 58.7%
ABN AMRO Bank	2.19	140,000,000		140,000,000

Tri-Party Agreement thru BNY Mellon, dated 10/31/18, due 11/1/18 in the amount of $140,008,517 (fully collateralized by $144,538,900 U.S. Treasuries (including strips), 0%-3.13%, due 11/30/18-5/15/44 value $142,800,016)

Bank of Nova Scotia	2.19	100,000,000		100,000,000

Tri-Party Agreement thru BNY Mellon, dated 10/31/18, due 11/1/18 in the amount of $100,006,083 (fully collateralized by $102,320,892 U.S. Treasuries (including strips), 0%-8.75%, due 11/1/18-2/15/47 value $102,000,004)

Barclays Bank	2.19	75,000,000		75,000,000
Tri-Party Agreement thru BNY Mellon, dated 10/31/18, due 11/1/18 in the amount of $75,004,563 (fully collateralized by $75,119,100 U.S. Treasuries, 0.13%-3%, due 12/31/19-2/15/48 value $76,500,016)

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Repurchase Agreements - 58.7% (continued)
CIBC (NEW YORK)	2.19	50,000,000	50,000,000
Tri-Party Agreement thru BNY Mellon, dated 10/31/18, due 11/1/18 in the amount of $50,003,042 (fully collateralized by $55,267,800 U.S. Treasuries, 1.38%-3.63%, due 4/30/20-8/15/45 value $51,000,085)
Citigroup Global Markets Holdings Inc.	2.20	100,000,000	100,000,000

Tri-Party Agreement thru BNY Mellon, dated 10/31/18, due 11/1/18 in the amount of $100,006,111 (fully collateralized by $94,990,700 U.S. Treasuries, 0.13%-4.75%, due 1/31/19-11/15/41 value $102,000,024)

Credit Agricole CIB	2.19	7,000,000	7,000,000

Tri-Party Agreement thru BNY Mellon, dated 10/31/18, due 11/1/18 in the amount of $7,000,426 (fully collateralized by $7,190,025 U.S. Treasuries (including strips), 0%-8.75%, due 11/8/18-8/15/48 value $7,140,000)

Total Repurchase Agreements (cost $472,000,000)			472,000,000
Total Investments (cost $804,335,485)		100.0%	804,335,485
Cash and Receivables (Net)		.0%	137,154
Net Assets		100.0%	804,472,639

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	58.7
U.S. Treasury Bills	24.8
U.S. Treasury Floating Rate Notes	16.5
100.0

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $472,000,000) —Note 1(b)	804,335,485	804,335,485
Cash		63,934
Interest receivable		212,539
		804,611,958
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		139,319
		139,319
Net Assets ($)		804,472,639
Composition of Net Assets ($):
Paid-in capital		804,408,934
Total distributable earnings (loss)		63,705
Net Assets ($)		804,472,639

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	484,571,765	99,735,655	220,165,219
Shares Outstanding	484,134,600	99,662,379	219,969,138
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

7

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	6,252,618
Expenses:
Management fee—Note 2(a)	448,381
Service Plan fees—Note 2(b)	435,749
Trustees’ fees—Note 2(a,c)	28,654
Total Expenses	912,784
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(28,654)
Net Expenses	884,130
Investment Income—Net, representing net increase in net assets resulting from operations	5,368,488

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018[a]
Operations ($):
Investment income—net	5,368,488	29,064,901
Net realized gain (loss) on investments	-	63,705
Net Increase (Decrease) in Net Assets Resulting from Operations	5,368,488	29,128,606
Distributions ($):
Distributions to shareholders:
Institutional Shares	(2,589,421)	(25,997,885)
Hamilton Shares	(695,970)	(1,084,910)
Agency Shares	-	(9,845)
Premier Shares	(2,083,097)	(1,979,264)
Classic Shares	-	(2,805)
Total Distributions	(5,368,488)	(29,074,709)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	2,143,400,197	40,284,946,907
Hamilton Shares	516,147,557	647,889,001
Agency Shares	-	4,962,216
Premier Shares	945,389,336	2,309,310,548
Classic Shares	-	403,971
Distributions reinvested:
Institutional Shares	1,407,066	1,417,656
Hamilton Shares	197,345	59,351
Premier Shares	54,917	65,172
Classic Shares	-	70
Cost of shares redeemed:
Institutional Shares	(1,891,374,622)	(40,319,761,613)
Hamilton Shares	(469,928,247)	(808,301,443)
Agency Shares	-	(8,555,503)
Premier Shares	(973,103,324)	(2,351,060,269)
Classic Shares	-	(3,134,825)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	272,190,225	(241,758,761)
Total Increase (Decrease) in Net Assets	272,190,225	(241,704,864)
Net Assets ($):
Beginning of Period	532,282,414	773,987,278
End of Period	804,472,639	532,282,414

[a] Distributions to shareholders include only distributions from net investment income. Undistributed investment income-- is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six			Four
	Months			Months
	Ended			Ended
October 31, 2018		Year Ended April 30,		April 30,	Year Ended December 31,
Institutional Shares	(Unaudited)	2018	2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.009	.011	.003	.001	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.009)	(.011)	(.003)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.93[c]	1.07	.34	.07[c]	.00[d]	.00[d]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.15[e]	.14	.14	.14[e]	.14	.14	.14
Ratio of net expenses to average net assets	.14[e]	.13	.14	.14[e]	.08	.06	.07
Ratio of net investment income
to average net assets	1.82[e]	.94	.36	.20[e]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	484,572	230,991	264,327	136,056	126,785	201,407	174,820

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

10

	Six			Four
	Months			Months
	Ended			Ended
October 31, 2018		Year Ended April 30,		April 30,	Year Ended December 31,
Hamilton Shares	(Unaudited)	2018	2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.009	.010	.003	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.009)	(.010)	(.003)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.90[c]	1.01	.29	.05 [c]	.00[d]	.00[d]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.20[e]	.19	.19	.19[e]	.19	.19	.19
Ratio of net expenses to average net assets	.19 [e]	.18	.19	.19 [e]	.08	.06	.07
Ratio of net investment income
to average net assets	1.78[e]	.94	.30	.14[e]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	99,736	53,323	213,770	160,133	195,153	218,027	240,368

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Six			Four
	Months			Months
	Ended			Ended
October 31, 2018		Year Ended April 30,		April 30,	Year Ended December 31,
Premier Shares	(Unaudited)	2018	2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.008	.008	.001	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.008)	(.008)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.77[c]	.76	.08	.00[c,d]	.00[d]	.00[d]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.45[e]	.44	.44	.44[e]	.44	.44	.44
Ratio of net expenses to average net assets	.44[e]	.43	.39	.33[e]	.08	.06	.08
Ratio of net investment income
to average net assets	1.50[e]	.72	.07	.01[e]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	220,165	247,968	289,560	420,212	482,654	668,132	1,093,976

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury and Agency Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Hamilton shares and Premier shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in

14

accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	804,335,485
Level 3 - Significant Unobservable Inputs	-
Total	804,335,485

† See Statement of Investments for additional detailed categorizations.

At October 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2018 and the tax year ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2018 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

16

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .14% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended October 31, 2018, fees reimbursed by Dreyfus amounted to $28,654.

(b) Under the fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .05% and .30% of the value of such class’ average daily net assets of the Hamilton and Premier shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2018, Hamilton shares and Premier shares were charged $19,574 and $416,175, respectively, pursuant to the Service Plan.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $87,592 and Service Plan fees $67,529, which are offset against an expense reimbursement currently in effect in the amount of $15,802.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

17

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 2, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

18

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods except the ten-year period, when it was two basis points below the median, and the fund’s total return performance was above the Performance Universe median for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group), the fund’s actual management fee was approximately equal to the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and the Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with

19

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions

20

may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

21

For More Information

Dreyfus Institutional Treasury and Agency Cash Advantage Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional: DNSXX Hamilton: DHLXX Premier: DRRXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6549SA1018

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 2, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 2, 2019

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)